Cash and Bank Balances and Restricted Cash	12 Months Ended
Dec. 31, 2025
Cash and Bank Balances and Restricted Cash [Abstract]
CASH AND BANK BALANCES AND RESTRICTED CASH
18.	CASH AND BANK BALANCES AND RESTRICTED CASH

Cash and bank balances

Cash and bank balances include cash on hand and demand deposits at bank. The bank balances earn interest at floating rate of daily bank deposit rates and are deposited with creditworthy banks with no recent history of default.

Restricted cash

As of December 31, 2023, restricted deposits held at banks were used to settle certain payables to vendors.